Intangible Assets and Goodwill (Changes in intangible assets and goodwill) (Details) (USD $)	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013
Finite-lived Intangible Assets [Roll Forward]
Balance At Beginning Of Year		$ 11,970
Amortization Of Intangible Assets	37,503	11,970	50,004
Balance At End Of Year		0	11,970
Intangible Assets, Net (Including Goodwill) [Abstract]
Goodwill		1,199,754	1,199,754
Total		1,199,754	1,211,724
Customer Lists [Member]
Finite-lived Intangible Assets [Roll Forward]
Balance At Beginning Of Year		11,970	61,974
Amortization Of Intangible Assets		11,970	50,004
Balance At End Of Year		$ 0	$ 11,970